UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21808

THE PARADIGM MULTI STRAEGY FUND I, LLC

(Exact name of registrant as specified in charter)

650 FIFTH AVENUE, 17th FLOOR, NEW YORK, NY 10019

(Address of principal executive offices) (Zip code)

ERZA ZASK

THE PARADIGM MULTI STRATEGY FUND I, LLC 650 FIFTH AVENUE, 17th FLOOR, NEW YORK, NY 10019 (Name and address of agent for service)

Registrant’s telephone number, including area code:	212-271-3388

Date of fiscal year end:	12/31/06

Date of reporting period:	06/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

PARADIGM Multi Strategy Fund I, LLC

PARADIGM Multi Strategy Fund I, LLC

Semiannual Report

June 30, 2006

(Unaudited)

PARADIGM Multi Strategy Fund I, LLC

Semiannual Report - June 30, 2006 (Unaudited)

Table of Contents
Statement of Assets and Liabilities	2
Schedule of Investments	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Notes to Financial Statements	7
Financial Highlights	10
Supplemental Information	11

PARADIGM Multi Strategy Fund I, LLC

Statement of Assets and Liabilities

June 30, 2006

(Unaudited)

ASSETS
Investments in Investment Funds, at fair value (cost $22,190,190)	$23,082,775
Cash and cash equivalents	1,294,655
Prepaid Contributions	2,604,751
Receivable from Advisor	65,672
Prepaid assets	4,634

Total Assets	27,052,487

LIABILITIES
Accrued Expenses:
Investment Advisory fee	164,502
Administration fee	46,250
Other	41,740

Total Liabilities	252,492

Net Assets	$26,799,995

COMPOSITION OF NET ASSETS
Represented by:
Paid-in-Capital	$25,925,204
Net investment income (loss)	(230,304)
Net realized gain from investments	212,510
Net unrealized gain on investments	892,585
Net Assets at end of period	$26,799,995

Net Asset Value per Share (based on 2,590,552 shares outstanding)	$10.34

The accompanying notes are an integral part of these financial statements.	2

Paradigm Multi Strategy Fund I, LLC

Schedule of Investments

June 30, 2006

(Unaudited)

Fund	Cost	Fair Market Value	% of Net Assets

Distressed
Cypress Management LP	$1,000,000	$1,069,487	3.99%

Emerging Markets
Apex Guotai Junan Greater China Fund LLC	1,000,000	1,073,230	4.00%
Bennelong Asia Pacific Multi Strategy Equity Fund	1,000,000	1,073,866	4.01%
Prodigy Asia And Emerging Markets Fund LP	1,000,000	998,485	3.73%

	3,000,000	3,145,581	11.74%

Equity Long/Short
Chaparral Capital Partners LP	1,000,000	998,909	3.73%
Litchfield Capital Partners LP	1,000,000	1,107,418	4.13%
Maple Leaf Macro Volatility Fund LLC	1,000,000	1,057,379	3.95%
Mercury Real Estate Securities Fund LP	1,000,000	1,036,415	3.87%
Strategic Equity Conservative Fund LP	1,000,000	1,029,036	3.84%
Thruway Partners LP	1,000,000	972,381	3.63%
MPC Pilgrim LP Cl B	1,000,000	1,005,271	3.75%

	7,000,000	7,206,809	26.89%

Equity Market Neutral
Battenkill Market Neutral Fund LP	1,000,000	1,054,912	3.94%
CFM Ventus LP - Series One Interests	1,000,000	1,064,564	3.97%

	2,000,000	2,119,475	7.91%

Global Fixed Income
Bear Stearns High-Grade Structured Credit	1,000,000	1,037,910	3.87%
Brookville Credit Opportunities LP Cl B	1,000,000	1,036,695	3.87%
MKP Opportunity Partners LP	1,000,000	1,005,385	3.75%

	3,000,000	3,079,989	11.49%

Mortgage-Backed Securities
Osprey Opportunity Fund LP	1,000,000	1,011,022	3.77%
Parmenides Fund LP	1,000,000	1,030,724	3.85%
Providence MBS Fund LP	1,000,000	960,198	3.58%

	3,000,000	3,001,945	11.20%

Multi-Strategy
Davidson Kempner Partners LP	1,000,000	1,094,732	4.08%
SAC Multi-Strategy Fund LP	1,000,000	1,078,700	4.02%
Vicis Capital Fund	1,000,000	1,106,959	4.13%

	3,000,000	3,280,391	12.24%

Risk/Merger Arbitrage
Third Point Resources	190,190	179,098	0.67%

Total Investments (Cost $22,190,190)	$22,190,190	$23,082,775	86.13%

Other Assets, less Liabilities		3,717,219	13.87%
Net Assets		$26,799,995	100.00%

LP - Limited Partnership

LLC - Limited Liability Company

The accompanying notes are an integral part of these financial statements.	3

PARADIGM Multi Strategy Fund I, LLC

Statement of Operations

For the Six Months Ended June 30, 2006*

(Unaudited)

INVESTMENT INCOME
Dividend	$—
Interest	—

Total Investment Income	—

EXPENSES
Investment Management fee	164,502
Administrative personnel and services	46,250
Custody fees	3,948
Legal fees	30,000
Audit fees	15,000
Printing expenses	6,000
Insurance fees	11,500
Directors’ fees	5,275
Professional fees	12,500
Miscellaneous fees	1,000

Total Expenses	295,975
Less:
Reimbursement from Investment Manager	65,672

Net Expenses	230,303
Net Investment Loss	(230,303)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	212,510
Change in net unrealized appreciation from investments	892,585

Net Realized and Unrealized Gain from Investments	1,105,095

NET INCREASE IN NET ASSETS DERIVED FROM OPERATIONS	$874,792

* The Fund commenced operations on January 3, 2006.

The accompanying notes are an integral part of these financial statements.	4

PARADIGM Multi Strategy Fund I, LLC

Statement of Changes in Net Assets

For the Six Months Ended June 30, 2006 (Unaudited) *

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment loss	$(230,303)
Net realized gain from investments	212,510
Change in net unrealized appreciation from investments	892,585

Net Increase in Net Assets
Derived from Operations	874,792

SHAREHOLDERS’ TRANSACTIONS
Proceeds from Shares issued (2,586,731 shares issued)	25,820,203
Net Increase in Net Assets
Derived from Share Transactions	25,820,203

Total Net Increase in Net Assets	26,694,995

NET ASSETS AT BEGINNING OF PERIOD	105,000
NET ASSETS AT END OF PERIOD	$26,799,995

* The Fund commenced operations on January 3, 2006.

The accompanying notes are an integral part of these financial statements.	5

PARADIGM Multi Strategy Fund I, LLC

Statement of Cash Flows

For the Six Months Ended June 30, 2006* (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets derived from operations	$874,792
Adjustments to reconcile net increase in Net Assets derived from operations to net cash used in operating activities:
Purchases of investments	(26,000,000)
Proceeds from sales of investments	4,022,321
Net realized gain from investments	(212,510)
Change in net unrealized appreciation from investments	(892,585)
Change in assets and liabilities:
Decrease (Increase) in assets:
Interest and dividends receivable	—
Contributions received in advance	(2,604,751)
Receivable from Adviser	(65,672)
Other assets	(4,634)
(Decrease) Increase in payables:
Due to Investment Manager	164,502
Administration fees	46,250
Other	41,739

Net cash used in operating activities	(24,630,548)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	25,820,203

Net cash provided by financing activities	25,820,203

Net increase in cash and cash equivalents	1,189,655
Cash and cash equivalents—beginning of period	105,000

Cash and cash equivalents—end of period	$1,294,655

*The Fund commenced operations on January 3, 2006.

The accompanying notes are an integral part of these financial statements.	6

PARADIGM MULTI-STRATEGY FUND I, LLC

(A Limited Liability Company)

Notes to Financial Statements

June 30, 2006

(Unaudited)

(1) ORGANIZATION

The PARADIGM Multi-Strategy Fund I, LLC (the “Portfolio”) is a limited liability company that was established under the laws of the state of Delaware on October 14, 2005 and offered only to registered investment companies and other accredited investors. The Fund was registered and began operations on January 3, 2006 (“Inception”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

The Portfolio’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio invests in approximately 25 to 35 investment funds (collectively, the “Investment Funds”), typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The Portfolio is a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Portfolio’s investments are managed by a select group of investment managers identified by the Advisor, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

PARADIGM Global Advisors, LLC serves as investment advisor (the “Advisor”) to the Portfolio. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles.

(b) CASH EQUIVALENTS

The Portfolio considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Portfolio records security transactions on a trade-date basis.

Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

(d) VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is generally calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. The valuation procedures of the Fund’s underlying investments are reviewed by a

PARADIGM MULTI-STRATEGY FUND I, LLC

(A Limited Liability Company)

Notes to Financial Statements

June 30, 2006

(Unaudited)

committee approved by the Board that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

Investments held by the Portfolio are valued as follows:

•

INVESTMENT FUNDS - Investments in the Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in Investment Funds are carried at estimated fair value as determined by the Fund’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.

•

OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Fair Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

(e) INTEREST AND DIVIDEND INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

(f) FUND EXPENSES

Unless voluntarily or contractually assumed by the Adviser or another party, the Portfolio bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Portfolios net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to shareholders; transfer taxes and taxes withheld on non-US dividends; and other types of expenses as may be approved from time to time by the Board.

(g) INCOME TAXES

The Trust is not subject to federal, state, or local income taxes as such taxes are the responsibility of the shareholders in the Trust. Accordingly, no provision for income taxes has been made in the Trust’s financial statements.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

PARADIGM MULTI-STRATEGY FUND I, LLC

(A Limited Liability Company)

Notes to Financial Statements

June 30, 2006

(Unaudited)

(i) ORGANIZATIONAL EXPENSES

The Portfolio’s organizational expenses (the “Organizational Expenses”) were initially borne by the Advisor or an affiliate thereof. Such Organizational Expenses will be expensed in accordance with U.S. generally accepted accounting principles for Fund reporting purposes upon commencement of operations.

(3) CONTRIBUTIONS AND WITHDRAWALS

The following summarizes share activity for the six months ended June 30, 2006:

	Shares	Amount

Contributions to the Portfolio	2,597,231	$25,885,521
Withdrawals from the Portfolio	—	$—

(4) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2006, the Portfolio had investments in Investment Funds and registered investment companies. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisors in the form of management fees ranging from 0.25% to 2.5% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging up to 20% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These fees and incentive fees are in addition to the management fees charged by the Fund.

In general, most of the Investment Funds in which the Fund invests provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request. For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments were $26,000,000 and $4,022,320 respectively.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Portfolio from its investments. As of June 30, 2006, the cost of the Fund’s investments was $22,190,190. Accordingly, unrealized appreciation and depreciation on investments was $973,704 and $81,119, respectively.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Portfolio invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Portfolio’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6) ADMINISTRATION AGREEMENT

The Portfolio has entered into an administration agreement with BISYS Fund Services Ohio, Inc. to serve as an Independent Administrator and provide recordkeeping, and administration services. Under this agreement, fees are charged at a rate of 8 basis points on Portfolio’s net assets of up to $100 million, 7 basis points on Portfolio’s net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Portfolio with legal, compliance, transfer agency, and other investor related services at an additional cost.

PARADIGM MULTI-STRATEGY FUND I, LLC

(A Limited Liability Company)

Notes to Financial Statements

June 30, 2006

(Unaudited)

The fees for Fund administration will be paid out of the Portfolio’s assets.

(7) INVESTMENT MANAGEMENT FEE

Pursuant to the Investment Management Agreement, the Portfolio pays the Advisor a monthly investment management fee (the “Investment Management Fee”), equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units.

(9) FINANCIAL HIGHLIGHTS

	For the period ended June 30, 2006 (Unaudited)*

Net investment loss to average net assets (1)(2)	(1.45%	)
Expenses to average net assets (1)(2)	1.45%
Portfolio turnover	4.07%
Total return	3.40%
Partners’ capital, end of period	$26,865,313

An investor’s return (and operating ratios) may vary from those reflected based on different fee and expense arrangements and the timing of capital transactions.

______________

* Represents activity for the period from commencement of operations (January 3, 2006) through June 30, 2006.

(1) Ratios are calculated by dividing by average partners’ capital measured at the end of the each month during the period. Ratios are annualized.

(2) For the period ended June 30, 2006, the Adviser voluntarily agreed to reimburse the Portfolio for expenses incurred greater than 1.75% of the net assets. Had the Adviser not reimbursed the Funds, the ratio of net investment loss to average net assets would have been (1.86)%. During the same period, the expenses to average net assets would have been 1.86%.

(3) Calculated as geometrically linked monthly returns for each month in the period.

PARADIGM MULTI-STRATEGY FUND I, LLC

(A Limited Liability Company)

Supplemental Information

June 30, 2006

(Unaudited)

Directors and Officers

The Portfolio’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Portfolio who are responsible for the day-to-day business decisions based on policies set by the Board.

Compensation for Directors

The Portfolio, together with the Trust pays each Independent Director of the Portfolio, an annual fee of $5,000, paid quarterly. The Portfolio, together with the Trust, pays the Chairman of the Board an annual fee of $7,500 paid quarterly. The Portfolio and Trust collectively pay each Independent Trustee and Chairman $300 for each meeting and $300 for each committee meeting and special meeting, In addition, the Portfolio pays the Chairman and each Independent Director, $2,175 and $1,550, respectively, for each meeting.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Portfolio as of June 30, 2006:

Asset Class(1)	Fair Value	%
Distressed	$ 1,069,487	4.63%
Emerging Markets	3,145,581	13.63%
Equity Long/Short	7,206,809	31.22%
Equity Market Neutral	2,119,475	9.18%
Global Fixed Income	3,079,989	13.34%
Mortgage-backed Securities	3,001,945	13.01%
Multi-Strategy	3,280,391	14.21%
Risk/Merger Arbitrage	179, 098	0.78%

Total Investments	$23,082,775	100.00%

______________

(1) The complete list of investments included in the identified asset class categories is included in the schedule of investments of the Portfolio.

Form N-Q Filings

The Portfolio files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the 1st and 3rd quarter of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities is available on the Securities and Exchange Commission website at http://www.sec.gov.

PARADIGM MULTI-STRATEGY FUND I, LLC

(A Limited Liability Company)

Supplemental Information

June 30, 2006

(Unaudited)

Evaluation and Approval of the Investment Advisory Agreement

In its meeting dated December 19, 2005, the Portfolio’s Board reviewed and approved the investment advisor contract with PARADIGM Global Advisors, LLC (the “Advisor”). During its review of this contract, the Board considered many factors, including the Portfolio’s investment objectives; the Advisor’s management philosophy, personnel; processes and investment and operating strategies; long-term performance; the preferences and expectations of Portfolio shareholders and their relative sophistication; and the range of comparable fees for similar funds.

In its decision to appoint the Advisor, the Board recognizes that most shareholders invest in the Portfolio on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Portfolio. Thus, the Board’s approval of the Advisor must reflect the fact that it is the shareholders who have effectively selected the Advisor by virtue of having invested in the Portfolio. In considering the compensation and benefits received by the Advisor, the Board considers the following factors: the nature and quality of the services provided by the Advisor, including the performance of the Portfolio; the Advisor’s cost of providing the services; the extent to which the Advisor may realize “economies of scale” as the Portfolio grows larger; any indirect benefits that may accrue to the Advisor and its affiliates as a result of the Advisor’s relationship with the Portfolio; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Advisor’s service and fee.

In performing its initial review of the Advisor, the Board received materials detailing the factors to be considered in selecting an Advisor. In addition, the Board received comparative compensation information for similar investment products managed by other investment advisers.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Markus Karr, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1, 2006 through January 31, 2006	$ -	N/A	N/A	N/A
February 1, 2006 through February 28, 2006	$ -	N/A	N/A	N/A
March 1, 2006 through March 31, 2006	$ -	N/A	N/A	N/A
April 1, 2006 through April 30, 2006	$ -	N/A	N/A	N/A
May 1, 2006 through May 31, 2006	$ -	N/A	N/A	N/A
June 1, 2006 through June 30, 2006	$ -	N/A	N/A	N/A
Total	$ -

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The The Paradigm Multi Strategy Fund I, LLC —————————————————————————

By (Signature and Title)	/s/ Erza Zask ———————————————————— Erza Zask Principal Executive Officer

Date	September 5, 2006 ————————————————————————————

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Erza Zask ———————————————————— Erza Zask Principal Executive Officer

Date	September 5, 2006 ————————————————————————————

By (Signature and Title)	/s/ Markus Karr ———————————————————— Markus Karr Principal Financial Officer

Date	September 5, 2006 ————————————————————————————